Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 Shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In response to Item 402(x)(1) of Regulation S-K, while we do not have a formal written policy in place with regard to the timing of awards of stock options, SARs or similar option-like instruments in relation to the disclosure of material nonpublic information, our Board and the Compensation Committee do not seek to time equity grants to take advantage of information, either positive or negative, about the Company that has not been publicly disclosed. Similarly, it is our practice not to time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

Award Timing Method	we do not have a formal written policy in place with regard to the timing of awards of stock options, SARs or similar option-like instruments in relation to the disclosure of material nonpublic information, our Board and the Compensation Committee do not seek to time equity grants to take advantage of information, either positive or negative, about the Company that has not been publicly disclosed.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Employee Stock Option
Awards Close in Time to MNPI Disclosures
Underlying Securities	11,072
Exercise Price | $ / shares	$ 35.88
Stock Appreciation Rights (SARs)
Awards Close in Time to MNPI Disclosures
Underlying Securities	3,688
Edward Woo [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Underlying Securities	129
Exercise Price | $ / shares	$ 273
Edward Woo [Member] | Stock Appreciation Rights (SARs)
Awards Close in Time to MNPI Disclosures
Name	Edward Woo
Underlying Securities	0
Clifford Starke [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	Clifford Starke
Underlying Securities	21,983
Exercise Price | $ / shares	$ 47.19
Clifford Starke [Member] | Stock Appreciation Rights (SARs)
Awards Close in Time to MNPI Disclosures
Underlying Securities	4,396